Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
5.	Cash and Cash Equivalents

Cash and cash equivalents are disaggregated as follows:

	March 31,	March 31,
	2019	2018

Cash	$1,703,550	$322,560
Cash equivalents	777,280	-

Total cash and cash equivalents	$2,480,830	$322,560